Taxes - Components of Income Taxes Recognized in Income Statement (Detail) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Major Components Of Tax Expense Income [Abstract]
Current income taxes for the year	kr (5,470)	kr (2,564)	kr (5,513)
Current income taxes related to prior years	(175)	(2,237)	(392)
Deferred tax income/expense (+/–)	(3,911)	(2,116)	1,097
Share of taxes in joint ventures and associated companies	(33)	(5)	(5)
Income tax expense/beneﬁt	kr (9,589)	kr (6,922)	kr (4,813)